Basis of Presentation and Significant Accounting Policies (Details Narrative)	Mar. 31, 2023
Accounting Standards Update 2016-13 [Member]
Change in accounting principle accounting standards update adoption date	Jan. 01, 2023
Change in accounting principle accounting standards update immaterial effect	false
Accounting Standards Update 2017-04 [Member]
Change in accounting principle accounting standards update adoption date	Jan. 01, 2023
Change in accounting principle accounting standards update immaterial effect	false